Note 9 - Other Expenses	6 Months Ended
Jun. 30, 2018
Statement Line Items [Line Items]
Components of other expenses [text block]
9.	Other expenses

Components of research and development expenses:

	Three months ended June 30,		Six months ended June 30,
	2018	2017	2018	2017
Program costs, excluding salaries	$2,201	$692	$4,476	$1,939
Salaries	457	314	946	743
License fee, CrystalGenomics (note 9(a),(b))	5,000	-	5,000	-
Stock-based compensation	152	73	519	123
Depreciation and amortization	8	9	17	18
	$7,818	$1,088	$10,958	$2,823

a)	On
May 7, 2018,
under the license agreement with CrystalGenomics the Company, the Company paid the option fee of
$2.0
million in cash to CrystalGenomics in order to exercise early the option and gain an exclusive license to develop and commercialize CG-
806
in all territories outside of Korea and China. Future milestone payments are described in note
10.

b)	On
June 13, 2018,
the Company paid
$3.0
million in cash to CrystalGenomics to gain an exclusive license to develop and commercialize CG-
806
in China. Future milestone payments are described in note
10.

Components of general and administrative expenses:

	Three months ended June 30,		Six months ended June 30,
	2018	2017	2018	2017
General and administrative excluding salaries	$1,003	$560	$2,296	$1,268
Salaries	533	443	1,074	1,301
Stock-based payment financing fees (note 6(a)(iii)	600	-	600	-
Stock-based compensation	364	376	2,225	386
Depreciation and amortization	11	14	18	28
	$2,511	$1,393	$6,213	$2,983

Components of finance expense:

	Three months ended June 30,		Six months ended June 30,
	2018	2017	2018	2017
Foreign exchange loss	$11	$-	$28	$-

Components of finance income:

	Three months ended June 30,		Six months ended June 30,
	2018	2017	2018	2017
Interest income	$74	$11	$118	$19
Foreign exchange gain	-	29	-	54
	$74	$40	$118	$73